Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
PowerShares Russell Top 200 Pure Value Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	PowerShares Russell Top 200 Pure Value Portfolio (formerly, PowerShares Fundamental Pure Large Value Portfolio) Summary Information
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The PowerShares Russell Top 200 Pure Value Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Russell Top 200® Pure Value Index (the “Underlying Index”).
Expense [Heading]		rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	2.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that compose the Underlying Index. The Underlying Index is composed of securities selected from the Russell Top 200® Index, which includes the largest 200 securities of the Russell 3000® Index, an index measuring the performance of 95% of the U.S. equity market. Frank Russell Company (the “Index Provider”) first identifies securities in the Russell Top 200® Index with lower price-to-book ratios and lower forecasting growth values. The Underlying Index’s constituent securities are then assigned a Composite Value Score (“CVS”), which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)) to identify whether they are growth or value securities. In general, stocks with higher CVS scores are considered value stocks. The Underlying Index then weights securities in proportion to their CVS score, giving greatest weight to the securities demonstrating the most value characteristics.

The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Value Risk. “Value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Risk Lose Money [Text]		rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund has performed and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund has performed and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for the six months ended June 30, 2015 was (1.18)%.
Best Quarter	Worst Quarter
12.83% (1st Quarter 2013)	(4.55)% (2nd Quarter 2012)

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2014
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Large Value Index, which subsequently ceased calculation and publication on May 30, 2015, to the Russell Top 200® Pure Value Index. Performance information is not available for the Russell Top 200® Pure Value Index because it did not commence publication and calculation until April 22, 2015. Going forward, the table will present blended performance information composed of the performance of the Fund’s previous underlying index from Fund inception through the conversion date, May 22, 2015, followed by the performance of the Fund’s new underlying index since the conversion date.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares Russell Top 200 Pure Value Portfolio | PowerShares Russell Top 200 Pure Value Portfolio
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.29%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.58%
Fee Waivers and Expense Assumption	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption		rr_NetExpensesOverAssets	0.39%
1 Year		rr_ExpenseExampleYear01	$ 40
3 Years		rr_ExpenseExampleYear03	167
5 Years		rr_ExpenseExampleYear05	305
10 Years		rr_ExpenseExampleYear10	$ 708
2012		rr_AnnualReturn2012	18.93%
2013		rr_AnnualReturn2013	33.00%
2014		rr_AnnualReturn2014	10.46%
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund’s year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.18%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.83%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.55%)
1 Year		rr_AverageAnnualReturnYear01	10.46%
Since Inception		rr_AverageAnnualReturnSinceInception	16.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 16, 2011
PowerShares Russell Top 200 Pure Value Portfolio | Return After Taxes on Distributions | PowerShares Russell Top 200 Pure Value Portfolio
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.95%
Since Inception		rr_AverageAnnualReturnSinceInception	15.49%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 16, 2011
PowerShares Russell Top 200 Pure Value Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares Russell Top 200 Pure Value Portfolio
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.33%
Since Inception		rr_AverageAnnualReturnSinceInception	12.66%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 16, 2011
PowerShares Russell Top 200 Pure Value Portfolio | Russell Top 200® Pure Value Index
Risk/Return:		rr_RiskReturnAbstract
1 Year	[3]	rr_AverageAnnualReturnYear01
Since Inception	[3]	rr_AverageAnnualReturnSinceInception
PowerShares Russell Top 200 Pure Value Portfolio | RAFI® Fundamental Large Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.92%
Since Inception		rr_AverageAnnualReturnSinceInception	16.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 16, 2011
PowerShares Russell Top 200 Pure Value Portfolio | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.45%
Since Inception		rr_AverageAnnualReturnSinceInception	16.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 16, 2011

[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2016, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.
[3]	Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Large Value Index, which subsequently ceased calculation and publication on May 30, 2015, to the Russell Top 200® Pure Value Index. Performance information is not available for the Russell Top 200® Pure Value Index because it did not commence publication and calculation until April 22, 2015. Going forward, the table will present blended performance information composed of the performance of the Fund’s previous underlying index from Fund inception through the conversion date, May 22, 2015, followed by the performance of the Fund’s new underlying index since the conversion date.